Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000237874 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	59.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	59.00%
Percent of Net Long Exposure	(59.00%)
C000237874 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	20.90%
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	6.40%
C000237874 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	90.90%
Percent of Total Long Exposure	73.50%
Percent of Total Short Exposure	17.40%
Percent of Net Long Exposure	56.10%
C000237874 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	104.80%
Percent of Total Long Exposure	104.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.80%
C000237873 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	59.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	59.00%
Percent of Net Long Exposure	(59.00%)
C000237873 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	20.90%
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	7.20%
Percent of Net Long Exposure	6.40%
C000237873 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	90.90%
Percent of Total Long Exposure	73.50%
Percent of Total Short Exposure	17.40%
Percent of Net Long Exposure	56.10%
C000237873 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	104.80%
Percent of Total Long Exposure	104.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	104.80%